Customers and Other Financing and Non-Financing Accounts Receivable - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and Other Receivables [Line Items]
Credit loss experience period	2 years
(Impairment) reversal of accounts receivables recognized in the income statement	$ 2,035,004	$ 2,349,095	$ 102,896
Financing Receivable, Individually Evaluated for Impairment	$ 251,086	$ 210,672
Pemex Industrial Transformation
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	7.36%	5.09%
Pemex corporate
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	3.87%	2.99%
Pemex Logistics
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	0.88%	0.58%
PMI CIM
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	0.16%	0.01%
PMI TRD
Trade and Other Receivables [Line Items]
Expected percentage of credit loss for accounts receivable	0.13%	0.80%